Other income (Tables)	12 Months Ended
Dec. 31, 2022
Component of Operating Income [Abstract]
Other income

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Government grants	2,495	661	29,799
Others	—	79	—

	2,495	740	29,799